FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  6/30/04

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	8/04/04

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         88 data records

Form 13F Information Table Value Total:          88,548 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fonar Non Vtg Pfd CL A         PFD              344437306        0    18000 SH       SOLE                                      18000
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      843    15400 SH       SOLE                     1100             14300
General Motors 5.25% Conv Pfd  PFD CV           370442733      783    31700 SH       SOLE                     1700             30000
Albertson's Inc.               COM              013104104      230     8650 SH       SOLE                      900              7750
Allstate                       COM              020002101      641    13762 SH       SOLE                     1062             12700
American Express Co.           COM              025816109     2862    55700 SH       SOLE                     6650             49050
American Int'l Group           COM              026874107      886    12426 SH       SOLE                     2343             10083
Amgen                          COM              031162100     1439    26373 SH       SOLE                     4550             21823
Archer-Daniels-Midland         COM              039483102      401    23900 SH       SOLE                     3700             20200
Ariba Inc.                     COM              04033V104       57    28750 SH       SOLE                    10100             18650
Arthur J. Gallagher & Co.      COM              363576109     1946    63900 SH       SOLE                    10400             53500
BB & T Corp.                   COM              054937107     2191    59275 SH       SOLE                     7800             51475
Bank Of America Corp           COM              060505104     1245    14716 SH       SOLE                      100             14616
Baxter International           COM              071813109     1049    30400 SH       SOLE                     3200             27200
Black & Decker Corp.           COM              091797100      205     3300 SH       SOLE                      500              2800
Bristol-Myers Squibb Co.       COM              110122108     1471    60038 SH       SOLE                     6450             53588
Canon, Inc. (ADR)              COM              138006309     1351    25300 SH       SOLE                     2000             23300
Check Point Software Technolog COM              M22465104      225     8350 SH       SOLE                                       8350
Cirrus Logic                   COM              172755100      174    29000 SH       SOLE                    10000             19000
Citigroup, Inc.                COM              172967101     2743    59000 SH       SOLE                     5419             53581
Clear Channel Communication    COM              184502102     2008    54350 SH       SOLE                     8500             45850
Colgate-Palmolive              COM              194162103     1233    21100 SH       SOLE                     3700             17400
Comerica, Inc.                 COM              200340107     1915    34900 SH       SOLE                     5225             29675
Compuware Corp.                COM              205638109      300    45400 SH       SOLE                    10700             34700
Corning Inc.                   COM              219350105      189    14480 SH       SOLE                      600             13880
Costco Wholesale               COM              22160K105      259     6300 SH       SOLE                      200              6100
DST Systems                    COM              233326107      236     4900 SH       SOLE                                       4900
DTE Energy Company             COM              233331107      237     5858 SH       SOLE                                       5858
Dell Inc.                      COM              24702R101      491    13710 SH       SOLE                     1700             12010
Dow Chemical                   COM              260543103      256     6300 SH       SOLE                      800              5500
Duke Energy Corp.              COM              264399106      839    41330 SH       SOLE                     4706             36624
EPIQ Systems, Inc.             COM              26882D109      222    15300 SH       SOLE                      600             14700
El Paso Corp.                  COM              28336L109      240    30450 SH       SOLE                     5000             25450
Energy East Corp.              COM              29266M109     3009   124100 SH       SOLE                    13900            110200
Exxon Mobil Corp.              COM              30231G102      221     4987 SH       SOLE                                       4987
FPL Group, Inc.                COM              302571104     3925    61380 SH       SOLE                     6200             55180
First Data Corporation         COM              319963104     2288    51400 SH       SOLE                     7300             44100
Fiserv Inc.                    COM              337738108      868    22314 SH       SOLE                     4550             17764
Garmin, Ltd.                   COM              G37260109      285     7700 SH       SOLE                     2100              5600
General Dynamics               COM              369550108     1269    12775 SH       SOLE                     3000              9775
General Electric               COM              369604103     3320   102467 SH       SOLE                    11950             90517
Great Lakes Chemical           COM              390568103      430    15900 SH       SOLE                      400             15500
Hewlett-Packard                COM              428236103     1260    59700 SH       SOLE                     8200             51500
Home Depot                     COM              437076102      490    13911 SH       SOLE                     1300             12611
Honda Motor Co., Ltd.(ADR)     COM              438128308     2597   106800 SH       SOLE                    16300             90500
Honeywell Int'l                COM              438516106     1629    44475 SH       SOLE                     7325             37150
IBM Corp.                      COM              459200101     1926    21848 SH       SOLE                     2500             19348
Intel Corp.                    COM              458140100      863    31260 SH       SOLE                     1200             30060
Iron Mountain Inc.             COM              462846106      319     6600 SH       SOLE                      700              5900
JDS Uniphase Corporation       COM              46612J101      116    30600 SH       SOLE                      500             30100
James Hardie Ind. N.V.  ADS    COM              47030M106      616    29800 SH       SOLE                     2000             27800
Jefferson-Pilot Corp.          COM              475070108     2794    54999 SH       SOLE                     6300             48699
Johnson & Johnson              COM              478160104     2061    36993 SH       SOLE                     5058             31935
Liberty Media Corp - A         COM              530718105     1254   139527 SH       SOLE                    22052            117475
Liberty Media Int'l ' A'       COM              530719103      259     6971 SH       SOLE                     1102              5869
Marsh & McLennan Cos. Inc.     COM              571748102     1761    38800 SH       SOLE                     6550             32250
Masco Corp.                    COM              574599106      636    20400 SH       SOLE                      800             19600
McGraw-Hill Inc.               COM              580645109      647     8450 SH       SOLE                     2500              5950
Merck & Co., Inc.              COM              589331107     2040    42945 SH       SOLE                     4950             37995
Microsoft Corp.                COM              594918104     4077   142764 SH       SOLE                    19400            123364
Motorola, Inc                  COM              620076109      423    23178 SH       SOLE                     1930             21248
NEXTEL Communications 'A'      COM              65332V103      368    13800 SH       SOLE                     3300             10500
News Corporation Ltd.          COM              652487703      255     7200 SH       SOLE                      100              7100
Nokia Corp. ADR 'A'            COM              654902204      297    20450 SH       SOLE                     2500             17950
Northfork Bancorp              COM              659424105      358     9400 SH       SOLE                                       9400
Oracle Corp.                   COM              68389X105      288    24100 SH       SOLE                      400             23700
Panera Bread Co.               COM              69840W108      276     7700 SH       SOLE                     1600              6100
Pfizer, Inc.                   COM              717081103     3370    98305 SH       SOLE                    10300             88005
Popular Inc.                   COM              733174106      583    13640 SH       SOLE                    10740              2900
Raytheon Company               COM              755111507     2146    60000 SH       SOLE                     6100             53900
SAP Aktiengesellschaft ADR     COM              803054204      838    20050 SH       SOLE                     6950             13100
Sara Lee Corp.                 COM              803111103     2586   112500 SH       SOLE                    14400             98100
Schering-Plough                COM              806605101      485    26250 SH       SOLE                     1400             24850
Schwab Charles Corp.           COM              808513105      817    85020 SH       SOLE                    16000             69020
Sirius Satellite Radio         COM              82966U103       46    15000 SH       SOLE                                      15000
Snap-On Tools                  COM              833034101      507    15100 SH       SOLE                      200             14900
Solectron Corp.                COM              834182107      300    46400 SH       SOLE                     9900             36500
Stanley Works                  COM              854616109      381     8350 SH       SOLE                      200              8150
Stryker Corp.                  COM              863667101      402     7300 SH       SOLE                                       7300
Sun Microsystems Inc.          COM              866810104      200    46190 SH       SOLE                     8800             37390
Sungard Data Systems           COM              867363103      237     9100 SH       SOLE                     1200              7900
Synopsys, Inc.                 COM              871607107      455    16000 SH       SOLE                     1000             15000
Teva Pharm. Indus. ADR         COM              881624209     1095    16300 SH       SOLE                     1550             14750
United Microelectronics        COM              910873207      229    53072 SH       SOLE                     5560             47512
UnitedHealth Group, Inc.       COM              91324P102      392     6300 SH       SOLE                     2200              4100
West Marine, Inc.              COM              954235107      212     7900 SH       SOLE                     1600              6300
Wyeth                          COM              983024100      206     5699 SH       SOLE                      500              5199
iShares MSCI-Germany           COM              464286806      667    41300 SH       SOLE                     3000             38300